PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

Common Stock - 98.1%

	Shares	Value
AEROSPACE & DEFENSE - 3.2%
Safran SA	50,521	$8,898,795

BANKS - 4.4%
U.S. Bancorp	152,249	6,589,337
Wells Fargo & Company	120,644	5,938,097
		12,527,434
BEVERAGES - 4.5%
Coca-Cola Company (The)	111,305	6,559,204
Constellation Brands, Inc. (a)	14,564	3,520,847
Diageo plc	17,168	2,500,691
		12,580,742
DIVERSIFIED FINANCIAL SERVICES - 1.0%
American Express Company	14,687	2,751,463

FOOD PRODUCTS - 1.2%
Nestle, S.A. (b)	29,158	3,371,540

HEALTH CARE EQUIPMENT & SUPPLIES - 4.4%
Abbott Laboratories	57,238	6,300,186
Intuitive Surgical, Inc. (a)	17,741	5,985,104
		12,285,290
HEALTH CARE PROVIDERS & SERVICES - 8.3%
CIGNA Corporation	8,701	2,605,514
Elevance Health Inc.	13,289	6,266,561
Quest Diagnostics Incorporated	26,743	3,687,325
UnitedHealth Group, Inc.	20,677	10,885,820
		23,445,220
HOTELS, RESTAURANTS & LEISURE - 2.5%
Compass Group Plc (b)	251,362	6,990,377

HOUSEHOLD PRODUCTS - 3.0%
Kenvue Inc.	134,497	2,895,720
Unilever Plc (b)	112,889	5,472,859
		8,368,579
INDUSTRIAL CONGLOMERATES - 0.8%
General Electric Company	17,750	2,265,433

INTERACTIVE MEDIA & SERVICES - 6.5%
Alphabet, Inc. Class A (a)	70,096	9,791,710
Meta Platforms, Inc. (a)	24,127	8,539,993
		18,331,703
IT Services - 23.2%
Accenture Plc	27,711	9,724,067
Adobe Systems Incorporated (a)	10,421	6,217,169
Amadeus IT Group, S.A. (b)	31,553	2,274,340
Microsoft Corporation	45,842	17,238,426
Oracle Corporation	84,024	8,858,650
salesforce.com, inc. (a)	26,511	6,976,104
SAP AG (b)	52,224	8,073,308
Visa, Inc.	22,382	5,827,154
		65,189,218
MACHINERY - 1.9%
Otis Worldwide Corp.	59,983	5,366,679

MULTILINE RETAIL - 2.7%
TJX Companies, Inc. (The)	79,754	7,481,723

	Shares	Value
PHARMACEUTICALS - 10.1%
Eli Lilly and Company	15,115	$8,810,836
Johnson & Johnson	49,099	7,695,777
Merck & Co., Inc.	62,339	6,796,198
Roche Holding Ltd. (b)	141,837	5,138,754
		28,441,565
RETAILING - 4.3%
Alibaba Group Holding Ltd. (a)(b)	34,740	2,692,697
Amazon.com, Inc. (a)	62,357	9,474,523
		12,167,220
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.1%
KLA-Tencor Corporation	9,115	5,298,549
Lam Research Corporation	13,923	10,905,329
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	74,250	7,722,000
Texas Instruments, Inc.	41,678	7,104,432
		31,030,310
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.7%
Apple, Inc.	53,972	10,391,229

TEXTILES, APPAREL & LUXURY GOODS - 1.3%
LVMH Moët Hennessy-Louis Vuitton S.A. (b)	22,711	3,689,402

TOTAL COMMON STOCK
(Cost $ 223,482,317)		275,573,922

Short Term Investments - 1.8%

Money Market - 1.8%	Par Value	Value

UMB Money Market Special II, 5.25% (c)	5,022,611	$5,022,611
(Cost $ 5,022,611)

TOTAL INVESTMENTS - 99.9%

(Cost $ 228,504,928)		280,596,533

OTHER ASSETS & LIABILITIES (NET) - 0.1%		280,547
NET ASSETS - 100%		$280,877,080

(a)	Non-Income producing security
(b)	ADR - American Depositary Receipts
(c)	Interest rate reflects seven-day effective yield on December 31, 2023.
(d)	At December 31, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 228,876,290 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$55,041,286
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,321,043)

Net unrealized appreciation/(depreciation)	$51,720,243

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Information Technology	38.0%
Health Care	22.8%
Consumer Discretionary	10.8%
Consumer Staples	8.7%
Communication Services	6.5%
Industrials	5.9%
Financials	5.4%
CASH + other assets (net)	1.9%
100.0%

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

Common Stock - 99.0%
	Shares	Value
AEROSPACE & DEFENSE - 3.7%
Curtiss-Wright Corporation	7,200	$1,604,088
V2X, Inc. (a)	33,100	1,537,164
		3,141,252
AUTO COMPONENTS - 2.0%
Standard Motor Products, Inc.	42,600	1,695,906

AUTOMOBILES - 1.1%
Winnebago Industries, Inc.	12,567	915,883

BANKS - 18.5%
BOK Financial Corporation	16,864	1,444,401
Cambridge Bancorp	13,330	925,102
Colony Bankcorp, Inc.	119,479	1,589,071
Cullen/Frost Bankers, Inc.	15,300	1,659,897
F.N.B. Corporation	61,980	853,465
International Bancshares Corporation	41,700	2,265,144
OFG Bancorp	73,100	2,739,788
South Plains Financial, Inc.	92,300	2,673,008
Southside Bancshares, Inc.	43,200	1,353,024
		15,502,900
BIOTECHNOLOGY - 1.8%
Exelixis, Inc. (a)	61,900	1,484,981

BUILDING PRODUCTS - 2.7%
Carlisle Companies Incorporated	3,500	1,093,505
Janus International Group, Inc. (a)	91,500	1,194,075
		2,287,580
CAPITAL MARKETS - 2.5%
Hercules Capital, Inc.	125,545	2,092,835

CHEMICALS - 2.5%
Cabot Corporation	25,573	2,135,345

COMMERCIAL SERVICES & SUPPLIES - 1.9%
Ennis, Inc.	72,400	1,586,284

CONSTRUCTION MATERIALS - 2.3%
Eagle Materials Inc.	9,400	1,906,696

CONSUMER FINANCE - 1.3%
SLM Corporation	55,300	1,057,336

	Shares	Value
CONTAINERS & PACKAGING - 4.6%
Berry Global Group, Inc.	24,200	$1,630,838
Graphic Packaging Holding Co.	91,600	2,257,940
		3,888,778
DIVERSIFIED CONSUMER SERVICES - 1.4%
Perdoceo Education Corporation	66,100	1,160,716

ELECTRICAL EQUIPMENT - 2.4%
Acuity Brands, Inc.	5,000	1,024,150
Regal Rexnord Corporation	6,789	1,004,908
		2,029,058
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.7%
Arrow Electronics, Inc. (a)	7,700	941,325
Kimball Electronics, Inc. (a)	50,245	1,354,103
		2,295,428
ENERGY EQUIPMENT & SERVICES - 4.2%
Dril-Quip, Inc. (a)	60,500	1,407,835
NOV, Inc.	102,938	2,087,583
		3,495,418
FINANCIAL SERVICES - 2.4%
EVERTEC Inc.	49,800	2,038,812

FOOD PRODUCTS - 2.5%
Ingredion Incorporated	19,600	2,127,188

GROUND TRANSPORTATION - 1.5%
Knight-Swift Transportation Holdings, Inc.	21,494	1,239,129

HEALTH CARE REITS - 1.0%
Global Medical REIT Inc.	77,900	864,690

HEALTH CARE TECHNOLOGY - 1.0%
Computer Programs and Systems, Inc. (a)	72,350	810,320

MACHINERY - 4.2%
Allison Transmission Holdings, Inc.	28,100	1,634,015
Wabash National Corporation	74,700	1,913,814
		3,547,829
METALS & MINING - 1.9%
Lundin Mining Corporation	189,400	1,557,027

OIL, GAS & CONSUMABLE FUELS - 3.2%
CVR Energy, Inc.	34,400	1,042,320
Diamondback Energy, Inc.	10,670	1,654,704
		2,697,024
PHARMACEUTICALS - 3.5%
Harmony Biosciences Holdings, Inc. (a)	28,500	920,550
Pacira BioSciences, Inc. (a)	22,000	742,280
Supernus Pharmaceuticals, Inc. (a)	42,500	1,229,950
		2,892,780

	Shares	Value
PROFESSIONAL SERVICES - 10.6%
Barrett Business Services, Inc.	23,000	$2,663,400
CSG Systems International, Inc.	24,000	1,277,040
Kforce, Inc.	29,494	1,992,615
Maximus Inc.	16,600	1,392,076
Science Applications International Corporation	12,700	1,578,864
		8,903,995
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
MKS Instruments, Inc.	21,400	2,201,418

SOFTWARE - 1.1%
Enghouse Systems Limited	35,500	944,979

SPECIALTY RETAIL - 1.5%
Buckle, Inc.	26,100	1,240,272

TEXTILES, APPAREL & LUXURY GOODS - 0.9%
Crocs, Inc. (a)	8,010	748,214

TRADING COMPANIES & DISTRIBUTORS - 5.5%
Air Lease Corporation	43,300	1,816,002
Applied Industrial Technologies, Inc.	11,000	1,899,590
NOW Inc.	77,000	871,640
		4,587,232

TOTAL COMMON STOCK
(Cost $ 57,846,971)		83,077,305

SHORT TERM INVESTMENTS - 0.9%

	Par Value	Value
Money Market - 0.9%
UMB Money Market Special II, 5.25% (b)	745,969	$745,969
(Cost $ 745,969)

TOTAL INVESTMENTS - 99.9%		83,823,274
(Cost $ 58,592,940)
OTHER ASSETS & LIABILITIES (NET) - 0.1%		105,694
NET ASSETS - 100%		$83,928,968

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2023.
(c)	At December 31, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 59,023,543 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,293,500
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,493,769)

Net unrealized appreciation/(depreciation)	$24,799,731

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	32.6%
Financials	24.6%
Materials	11.3%
Energy	7.4%
Consumer Discretionary	6.9%
Information Technology	6.5%
Health Care	6.2%
Consumer Staples	2.5%
Real Estate	1.0%
Cash and Other Assets (Net)	1.0%
100.0%

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

Common Stock - 98.6%
	Shares	Value
AUSTRALIA - 6.1%
Accent Group Limited	1,231,400	$1,630,103
Collins Foods Limited	210,524	1,700,856
HANSEN Technologies	254,170	882,788
Macquarie Group Limited	12,484	1,564,269
		5,778,016
BELGIUM - 2.2%
D'Ieteren S.A.	10,500	2,051,751

BRAZIL - 1.5%
Equatorial Energia S.A.	192,588	1,416,182

CANADA - 10.5%
Alimentation Couche-Tard Inc.	31,100	1,840,386
Canadian Tire Corporation	12,577	1,342,208
Enghouse Systems Limited	53,700	1,429,448
EQB Inc.	25,499	1,686,848
goeasy Ltd.	14,498	1,737,869
Toronto-Dominion Bank	28,992	1,882,523
		9,919,282
CHINA - 7.3%
Alibaba Group Holding Ltd.	140,600	1,361,238
China MeiDong Auto Holdings Limited	1,354,000	823,643
Midea Group Co., Ltd.	247,200	1,904,139
Zhejiang Supor Co.	255,400	1,908,964
Zhongsheng Group Holdings	364,500	871,969
		6,869,953

DENMARK - 1.0%
DFDS A/S	29,000	958,301

FINLAND - 1.1%
Valmet OYJ	34,200	986,371

	Shares	Value
FRANCE - 6.4%
Alten S.A.	9,900	$1,471,932
LVMH Moet Hennessy Louis Vuitton SE	1,195	968,355
Neurones S.A.	43,855	2,119,360
SEB SA	12,000	1,497,846
		6,057,493
INDIA - 1.0%
Muthoot Finance Ltd.	54,294	963,232

INDONESIA - 1.0%
PT Bank Rakyat Indonesia Tbk	2,604,946	968,586

ITALY - 7.7%
De'Longhi S.p.A.	44,400	1,496,839
Interpump Group S.p.A.	19,300	999,217
Reply S.p.A.	14,318	1,889,982
SeSa S.p.A.	7,793	1,058,808
SOL S.p.A.	58,400	1,793,350
		7,238,196
JAPAN - 7.2%
FULLCAST HOLDINGS Co., Ltd.	63,600	826,917
JAC Recruitment Co., Ltd.	206,800	953,468
NEXTAGE Co., Ltd.	90,600	1,663,164
Open Up Group Inc.	66,400	1,106,353
Sony Group Corporation	15,100	1,436,310
Tri Chemical Laboratories Inc.	32,000	819,407
		6,805,619
MALAYSIA - 1.5%
Public Bank Bhd	962,500	898,613
Scientex Berhad	575,000	476,768
		1,375,381
NETHERLANDS - 1.0%
Aalberts N.V.	22,600	980,091

NORWAY - 4.4%
SpareBank Nord-Norge	207,100	2,104,505
Sparebanken Vest	193,682	2,086,396
		4,190,901
PERU - 1.1%
Credicorp Ltd.	6,700	1,004,531

SINGAPORE - 2.0%
United Overseas Bank Limited	88,000	1,897,961

	Shares	Value
SOUTH AFRICA - 2.6%
AVI Limited	323,674	$1,452,573
FirstRand Limited	257,100	1,033,461
		2,486,034
SOUTH KOREA - 3.2%
Hansol Chemical Co., Ltd.	8,817	1,554,048
Samsung Electronics Company Limited	23,932	1,458,702
		3,012,750
SPAIN - 1.0%
CIE Automotive	32,945	935,983

SWEDEN - 4.0%
Bravida Holding AB	247,200	1,988,069
Hexpol AB	88,000	1,065,301
Knowit AB	45,658	709,478
		3,762,848
SWITZERLAND - 2.0%
ALSO Holding AG	6,300	1,878,698

TAIWAN - 7.4%
BizLink Holding, Inc.	108,390	942,967
Chailease Holding Co., Ltd.	235,089	1,478,379
POYA International Co., Ltd.	55,129	991,551
SINBON Electronics Co., Ltd.	156,600	1,525,664
Thinking Electronic Industrial Co., Ltd.	186,000	1,018,165
Yageo Corporation	51,510	1,001,987
		6,958,713
THAILAND - 3.5%
Muangthai Capital Public Company Limited	1,064,000	1,402,768
TISCO Financial Group	637,000	1,861,591
		3,264,359
UNITED KINGDOM - 11.1%
Computacenter plc	53,700	1,911,402
Cranswick plc	39,440	1,914,680
Games Workshop Group PLC	6,602	830,721
Howden Joinery Group plc	102,988	1,068,218
Marshalls PLC	228,000	812,127
Mondi plc	77,937	1,547,020
OSB Group PLC	144,500	855,873
RS Group plc	70,730	739,040
SSP Group plc	255,900	766,004
		10,445,085
UNITED STATES - 0.8%
Euronet Worldwide, Inc. (a)	7,800	791,622

TOTAL COMMON STOCK
(Cost $ 78,715,411)		92,997,939

SHORT TERM INVESTMENTS - 1.2%	Par Value	Value
Money Market - 1.2%
UMB Money Market Special II, 5.25% (b)	1,165,582	$1,165,582
(Cost $ 1,165,582)

TOTAL INVESTMENTS - 99.8%
(Cost $ 79,880,993)		94,163,521
OTHER ASSETS & LIABILITIES (Net) - 0.2%		197,829
NET ASSETS - 100%		$94,361,350

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on December 31, 2023.
(c)	At December 31, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 80,304,692 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,033,843
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,175,014)

Net unrealized appreciation/(depreciation)	$13,858,829

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials	25.7%
Consumer Discretionary	25.6%
Information Technology	20.3%
Industrials	12.3%
Materials	7.7%
Consumer Staples	5.5%
Utilities	1.5%
Cash and Other Assets (Net)	1.4%
100.0%

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

Common Stock - 99.2%
	Shares	Value
BELGIUM - 1.6%
D'leteren S.A.	251,853	$49,213,295

CANADA - 12.3%
Canadian Tire Corporation	505,895	53,988,734
Lundin Mining Corporation	8,026,600	65,985,397
Magna International Inc.	1,058,230	62,830,901
Methanex Corporation	1,493,693	71,003,092
Open Text Corporation	1,575,800	66,552,633
Toronto-Dominion Bank	1,002,676	65,106,264
		385,467,021
CHILE - 1.0%
Antofagasta plc	1,503,500	32,191,844

CHINA -1.9%
Weichai Power Company Limited	35,832,000	59,837,779

COLOMBIA - 0.2%
Tecnoglass, Inc.	154,800	7,075,908

FRANCE - 12.9%
Ipsos	732,480	45,916,536
Michelin (CGDE)	1,897,500	68,035,844
Publicis Groupe	887,947	82,389,869
Teleperformance SE	467,700	68,220,242
TotalEnergies SE	980,500	66,716,889
Vinci SA	600,598	75,431,341
		406,710,721
GERMANY - 9.0%
Daimler Truck Holding AG	1,727,800	64,928,483
Deutsche Telekom AG	2,395,518	57,552,763
flatexDegiro AG	988,400	12,195,325
Hannover Rueck SE	310,600	74,210,516
Muenchener Rueckversicherungs-Gesellschaft	178,030	73,764,556
		282,651,643
IRELAND - 4.5%
Greencore Group plc (a)	19,767,301	24,305,918
Jazz Pharmaceuticals plc (a)	416,700	51,254,100
Smurfit Kappa	1,691,246	67,029,611
		142,589,629

	Shares	Value

ITALY - 2.2%
Eni S.p.A.	3,598,109	$61,000,527
Trevi Finanziaria Industriale SpA (a)	25,608,324	8,839,723
		69,840,250
JAPAN - 11.2%
Daicel Corporation	3,589,700	34,781,743
Daito Trust Construction Company, Ltd.	548,900	63,658,072
Itochu Corporation	1,506,000	61,605,206
KDDI Corporation	1,990,500	63,337,942
Marubeni Corporation	3,609,100	57,049,790
Sony Group Corporation	765,000	72,766,704
		353,199,457
NETHERLANDS -1.8%
Koninklijke Ahold Delhaize N.V.	1,916,100	55,061,683

NORWAY - 6.8%
DNB Bank ASA	3,274,930	69,653,976
SpareBank 1 SR-Bank ASA	4,511,587	57,262,775
Sparebanken Vest	2,183,075	23,516,686
Yara International ASA	1,731,300	61,575,820
		212,009,257
PUERTO RICO - 2.2%
Popular, Inc.	828,750	68,015,512

RUSSIA - 0.0%
ALROSA Company PJSC * (a)	41,136,300	4,601

SINGAPORE - 1.9%
United Overseas Bank Limited	2,798,647	60,360,478

SOUTH KOREA - 12.1%
Kia Motors Corporation	889,200	69,042,628
LG Electronics, Inc.	568,900	44,967,793
LG Uplus Corporation	6,291,583	49,975,071
Samsung Electronics Company Limited	1,274,943	77,710,246
Shinhan Financial Group Co., Limited	1,725,400	53,788,967
SK Hynix, Inc.	782,600	85,983,306
		381,468,011
SWEDEN - 3.9%
Duni AB	1,566,400	16,133,552
Loomis AB, Class B	1,468,364	38,989,691
SKF AB-B	3,356,300	67,040,077
		122,163,320
SWITZERLAND - 2.3%
Novartis AG	662,350	66,785,844
Sandoz Group AG	132,470	4,258,807
		71,044,651
THAILAND - 0.7%
TISCO Financial Group	7,722,600	22,568,794

	Shares	Value
UNITED KINGDOM - 10.7%
Bellway plc	1,942,950	$63,609,072
Inchcape plc	4,428,040	40,390,905
Linde plc	174,944	71,851,250
Mondi plc	3,041,461	60,371,857
Next plc	768,450	79,529,285
Nomad Foods Limited (a)	1,164,500	19,738,275
		335,490,644

TOTAL COMMON STOCK		3,116,964,498
(Cost $ 2,589,544,445)

WARRANTS - 0.0%
ITALY -0.0%
Trevi Finanziaria Industriale SpA (a)	76,022	$151,154
(Cost $ 7,585,702)

SHORT TERM INVESTMENTS - 0.5%
	Par Value	Value
Money Market - 0.5%
UMB Money Market Special II, 5.25% (b)	16,627,600	$16,627,600
(Cost $ 16,627,600)

TOTAL INVESTMENTS - 99.7%		3,133,743,252
(Cost $ 2,613,757,747)
OTHER ASSETS & LIABILITIES (NET) -0.3%		10,038,200
NET ASSETS - 100%		$3,143,781,452

*	Fair Valued by Valuation Committee as delegated by Pear Tree Fund's Trustees

(a)	Non income producing security.

(b)	Interest rate reflects seven-day effective yield on December 31, 2023.

(c)	At December 31, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 2,635,578,822 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$744,704,780
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(246,540,350)

Net unrealized appreciation/(depreciation)	$498,164,430

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary	19.7%
Financials	18.5%
Industrials	16.2%
Materials	14.8%
Communication Services	9.5%
Information Technology	7.3%
Energy	4.1%
Health Care	3.9%
Consumer Staples	3.2%
Real Estate	2.0%
Cash and Other Assets (Net)	0.8%

100.0%

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

Common Stock - 98.4%

	Shares	Value

BELGIUM - 2.6%
D’leteren SA	131,655	$25,726,024

BRAZIL - 2.5%
Equatorial Energia S.A.	3,332,971	24,508,754

CANADA - 4.5%
EQB Inc.	367,752	24,328,080
goeasy Ltd.	168,775	20,230,985
		44,559,065
CHINA - 1.0%
China MeiDong Auto Holdings Limited	7,144,000	4,345,721
Xinhua Winshare Publishing and Media Co., Limited	6,160,500	5,483,118
		9,828,839
COLOMBIA - 2.0%
Tecnoglass, Inc.	444,564	20,321,020

DENMARK - 2.8%
DFDS A/S	374,399	12,371,966
Ringkjoebing Landbobank A/S	106,200	15,603,299
		27,975,265
FRANCE - 9.1%
Amundi	332,600	22,631,349
Elis S.A.	1,187,198	24,772,087
Rubis	826,400	20,539,048
Technip Energies N.V.	931,600	21,774,722
		89,717,206
GERMANY- 1.7%
flatexDEGIRO AG	490,400	6,050,777
Sixt SE	93,525	10,454,800
		16,505,577
HONG KONG - 0.7%
Samson Holding Limited	74,790,800	2,078,427
VSTECS Holdings Limited	8,587,360	4,838,817
		6,917,244
INDONESIA - 0.9%
PT. Pakuwon Jati Tbk	317,709,100	9,368,054

IRELAND - 2.6%
Glanbia plc	1,296,500	21,352,938
Greencore Group plc (a)	3,466,100	4,261,924
		25,614,862
ITALY - 3.3%
De’Longhi SpA	981,136	33,076,627

JAPAN - 11.3%
Daicel Corporation	2,587,100	25,067,234
Dowa Holdings Co., Limited	500,800	18,301,331
Kanematsu Corporation	892,800	13,077,259
Kyudenko Corporation	326,700	11,786,042
Mizuho Leasing Company, Limited	270,400	9,283,132
Open House Group Co., Limited	575,100	17,063,720
Sankyu Inc.	464,000	17,051,951
		111,630,669
JORDAN - 1.9%
Hikma Pharmaceuticals plc	835,900	19,064,573

NETHERLANDS - 5.2%
Aalberts N.V.	589,700	25,573,425
Signify N.V.	778,400	26,069,908
		51,643,333

	Shares	Value
NORWAY - 4.5%
SpareBank Nord-Norge	735,389	$7,472,862
Sparebank 1 Oestlandet	427,188	5,577,669
SpareBank 1 SMN	961,828	13,429,622
SpareBank 1 SR-Bank ASA	931,626	11,824,551
Sparebanken Vest	614,092	6,615,168
		44,919,872
PORTUGAL - 1.3%
Redes Energéticas Nacionais, SGPS, S.A.	4,848,005	12,450,692

SINGAPORE - 3.5%
AEM Holdings Limited	7,160,200	18,781,208
Venture Corporation, Limited	1,567,200	16,169,807
		34,951,015
SOUTH KOREA - 6.7%
Doosan Bobcat	568,700	22,255,206
ENF Technology Co., Limited	692,686	13,284,684
Fila Holding Corporation	221,700	6,661,845
Nature Holdings Co., Limited (The)	436,302	5,945,415
Orion Corporation	203,800	18,371,908
		66,519,058
SPAIN - 0.6%
CIE Automotive	206,600	5,869,603

SWEDEN - 5.1%
Duni AB	485,645	5,002,029
Hexpol AB	2,231,100	27,009,020
Loomis AB, Class B	706,161	18,750,800
		50,761,849
TAIWAN - 2.0%
BizLink Holding, Inc.	1,059,293	9,215,595
Primax Electronics Limited	4,856,800	10,713,588
		19,929,183
THAILAND - 4.8%
Thanachart Capital PCL	16,775,000	24,327,620
TISCO Financial Group	7,836,500	22,901,659
		47,229,279
UNITED KINGDOM - 17.8%
Berkeley Group Holdings plc	205,300	12,269,842
Coats Group plc	5,811,700	5,734,645
Computacenter plc	503,000	17,903,825
Crest Nicholson Holdings plc	2,611,400	7,230,955
Future plc	1,333,000	13,518,632
Inchcape plc	2,462,168	22,458,965
Keller Group plc	457,639	5,134,145
Lancashire Holdings Limited	2,315,487	18,419,988
OSB Group plc	3,172,817	18,792,590
QinetiQ	3,856,400	15,191,581
Redrow plc	1,585,300	12,439,472
Vistry Group plc	2,293,325	26,824,652
		175,919,292

TOTAL COMMON STOCK		975,006,955
(Cost $ 883,179,818)

SHORT TERM INVESTMENTS - 1.0%
	Par Value	Value
Money Market - 1.0%
UMB Money Market Special II, 5.25% (b)	9,419,920	$9,419,920
(Cost $ 9,419,920)

TOTAL INVESTMENTS - 99.4%		984,426,875
(Cost $ 892,599,738)
OTHER ASSETS & LIABILITIES (NET) -0.6%		6,268,014
NET ASSETS - 100%		$990,694,889

(a)	Non-income producing security
(b)	Interest rate reflects seven-day effective yield on December 31, 2023.
(c)	At December 31, 2023, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $ 899,483,155 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$168,875,111
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(83,931,391)

Net unrealized appreciation/(depreciation)	$84,943,720

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	23.4%
Financials	23.0%
Consumer Discretionary	20.0%
Materials	8.4%
Information Technology	6.9%
Utilities	5.8%
Consumer Staples	4.4%
Energy	2.2%
Health Care	1.9%
Communication Services	1.4%
Real Estate	1.0%
Cash and Other Assets (Net)	1.6%

100.0%

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

December 31, 2023

(Unaudited)

Common Stock - 91.5%
	Shares	Value
DENMARK - 5.4%
INDUSTRIALS - 5.4%
Cadeler AS (a)	347,781	$1,606,771
Vestas Wind Systems A/S	64,218	2,039,286
		3,646,057
GERMANY - 6.6%
INDUSTRIALS - 3.0%
Kion Group AG (a)	46,712	1,995,309
INFORMATION TECHNOLOGY - 3.6%
Infineon Technologies AG	58,726	2,452,052

TOTAL GERMANY		4,447,361

IRELAND - 5.9%
CONSUMER DISCRETIONARY - 1.8%
Aptiv PLC (a)	13,777	1,236,072
INDUSTRIALS - 4.1%
Kingspan Group plc	31,757	2,750,192

TOTAL IRELAND		3,986,264

ISRAEL - 2.4%
INDUSTRIALS - 2.4%
Kornit Digital Ltd. (a)	86,369	1,654,830

JAPAN - 5.0%
INDUSTRIALS - 2.0%
Kurita Water Industries Ltd.	35,548	1,391,864
INFORMATION TECHNOLOGY - 3.0%
Keyence Corporation	4,590	2,022,491

TOTAL JAPAN		3,414,355

SWEDEN - 2.4%
INDUSTRIAL - 2.4%
NIBE Industrier AB	232,856	1,635,877

	Shares	Value
SWITZERLAND - 4.5%
INFORMATION TECHNOLOGY - 4.5%
Landis+Gyr Group AG	30,680	$2,770,203
u-blox	2,183	259,097
		3,029,300
UNITED STATES - 59.3%
INDUSTRIALS - 36.9%
American Superconductor Corporation (a)	156,282	1,740,981
Array Technologies, Inc. (a)	78,451	1,317,977
Bloom Energy Corporation (a)	73,033	1,080,888
Energy Recovery, Inc. (a)	124,472	2,345,053
Enovix Corporation (a)	137,219	1,717,982
Generac Holdings Inc. (a)	11,201	1,447,617
Hubbell Incorporated	6,648	2,186,727
Mueller Water Products, Inc.	149,036	2,146,119
Primoris Services Corporation	74,454	2,472,617
Shoals Technologies Group, Inc. (a)	98,245	1,526,727
Symbotic Inc. (a)	12,819	657,999
Valmont Industries, Inc.	10,035	2,343,273
Watts Water Technologies, Inc.	8,394	1,748,806
Zurn Elkay Water Solutions	78,209	2,300,127
		25,032,893
INFORMATION TECHNOLOGY - 9.1%
Badger Meter, Inc.	23,406	3,613,184
Cognex Corporation	35,596	1,485,777
Wolfspeed, Inc. (a)	24,627	1,071,521
		6,170,482
MATERIALS - 8.2%
Albemarle Corporation	11,310	1,634,069
Aspen Aerogels, Inc. (a)	133,718	2,110,070
MP Materials Corp. (a)	91,741	1,821,059
		5,565,198

UTILITIES - 5.1%
NextEra Energy, Inc.	56,392	3,425,250

TOTAL UNITED STATES		40,193,823

TOTAL COMMON STOCK
(Cost $ 62,912,060)		62,007,867

SHORT TERM INVESTMENTS - 8.4%	Par Value	Value
Money Market - 8.4%
UMB Money Market Special II, 5.25% (b)	5,694,288	$5,694,288
(Cost $ 5,694,288)

TOTAL INVESTMENTS - 99.9%
(Cost $ 68,606,348)		67,702,155
OTHER ASSETS & LIABILITIES (Net) - 0.1%		41,632
NET ASSETS - 100%		$67,743,787

(a)	Non-income producing security.
(b)	Interest rate reflects seven-day effective yield on December 31, 2023.
(c)	At December 31, 2023, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $ 68,606,379 was as follows :

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,965,478
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,869,702)

Net unrealized appreciation/(depreciation)	$(904,224)

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Industrials	56.3%
Information Technology	20.1%
Materials	8.2%
Utilities	5.1%
Consumer Discretionary	1.8%
Cash and Other Assets (Net)	8.5%
100.0%